TRADE PAYABLES AND ACCRUED LIABILITIES	3 Months Ended
Mar. 31, 2022
TRADE PAYABLES AND ACCRUED LIABILITIES

15. TRADE PAYABLES AND ACCRUED LIABILITIES

	March 31, 2022	December 31, 2021
Trade accounts payable	$415,814	$362,890
Accrued liabilities	219,465	402,540
Government grant payable	33,709	33,709
	$668,988	$799,139

Draganfly Inc.

Notes to the Condensed Consolidated Interim Financial Statements

For The Three Months Ended March 31, 2022

Expressed in Canadian Dollars (unaudited)